Share Capital - Additional Information (Detail) $ / shares in Units, $ in Thousands											12 Months Ended
	Dec. 09, 2022 CAD ($) shares	Jun. 10, 2022 CAD ($) shares	Dec. 10, 2021 CAD ($) shares	Jun. 30, 2021 CAD ($)	Jun. 10, 2021 CAD ($) shares	Mar. 16, 2021 CAD ($) shares	Mar. 11, 2021 CAD ($) $ / shares shares	Feb. 23, 2021 CAD ($) shares	Feb. 18, 2021 CAD ($) shares	Feb. 03, 2021 CAD ($) shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Jun. 30, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Stock Options Exercised | shares												10,020,001
Proceeds from exercise of options												$ 25,962
Common shares issued | shares													400,000
Proceeds from issue of stock				$ 2,074
Options exercised, shares | shares											3,247,332
Exercise of options											$ (10,001)	(25,962)
Common shares issued | shares	42,328	42,252	36,818		40,829					200,000
Issue of shares on convertible debenture interest payment	$ 235	$ 251	$ 202		$ 238					$ 900	486	$ 1,289
Percentage of issued and outstanding shares acquired												20.00%
Options granted, maximum term												10 years
Share-based payments (Note 11)											35,146	$ 31,389
Sale of stock issue price per share | $ / shares													$ 5.6
Sale of stock issue price per share | shares								22,289,088	25,794,247
Share issuance costs				$ 1,035
Initial Public Offering [Member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | $ / shares							$ 4.5
Stock issued during period value through bought deal financing							$ 150,300
Stock issued during period through bought deal financing | shares							33,400,000
Overallotment [Member]
Disclosure of classes of share capital [line items]
Stock issued during period value through bought deal financing						$ 22,545
Stock issued during period through bought deal financing | shares						5,010,000
Share issuance costs						$ 9,555
2016 and 2017 Debentures [member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | shares								22,289,088	25,794,247
Gross proceeds from issuance of convertible debentures								$ 105,242	$ 125,059
Stock issued during period value related to accrued and unpaid interest								$ 849
2016 Debentures [member]
Disclosure of classes of share capital [line items]
Stock issued during period related to accrued and unpaid interest | shares								89,729	89,729
Stock issued during period value related to accrued and unpaid interest									$ 407
2017 Debentures [member]
Disclosure of classes of share capital [line items]
Stock issued during period related to accrued and unpaid interest | shares								87,316
Stock issued during period value related to accrued and unpaid interest								$ 442
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Capitalized to exploration and evaluation assets											6,364	5,257
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments (Note 11)											35,146	31,389
Reserves [member]
Disclosure of classes of share capital [line items]
Exercise of options											6,260	17,122
Expense from equity settled share based payment transactions											$ 41,510	$ 36,646